Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Investment in related party investment fund, at fair value (cost - $891,850; 2019 - $891,850)	$ 1,055,618	$ 860,630
Debt securities, trading, at fair value (cost - $91,452; 2019 - $129,330)	101,311	125,071
Other investments, at fair value	4,000	4,000
Total investments	1,160,929	989,701
Cash and cash equivalents	525,991	639,415
Restricted cash and cash equivalents	1,187,948	1,014,543
Due from brokers	94,902	0
Interest and dividends receivable	909	2,178
Reinsurance balances receivable, net	441,935	478,452
Deferred acquisition costs, net	68,550	92,164
Unearned premiums ceded	20,464	3,123
Loss and loss adjustment expenses recoverable, net	14,375	5,520
Other assets	19,185	20,555
Total assets	3,535,188	3,245,651
Liabilities
Accounts payable and accrued expenses	14,588	17,816
Reinsurance balances payable	78,115	76,516
Deposit liabilities	152,961	172,259
Unearned premium reserves	284,835	336,150
Loss and loss adjustment expense reserves	1,310,068	1,111,692
Securities sold, not yet purchased, at fair value	11,990	0
Interest and dividends payable	3,078	3,055
Senior notes payable, net of deferred costs	114,267	114,089
Total liabilities	1,969,902	1,831,577
Commitments and contingent liabilities
Shareholders’ equity
Preference shares (par value $0.10; authorized, 30,000,000; none issued)	0	0
Common shares (issued and outstanding: 95,582,733; 2019 - 94,225,498)	9,558	9,423
Additional paid-in capital	933,903	927,704
Retained earnings	620,464	476,947
Shareholders’ equity attributable to SiriusPoint common shareholders	1,563,925	1,414,074
Noncontrolling interests in related party	1,361	0
Total shareholders' equity	1,565,286	1,414,074
Total liabilities, noncontrolling interests and shareholders’ equity	$ 3,535,188	$ 3,245,651